Reverse Repurchase Agreements - Non Trading	12 Months Ended
Dec. 31, 2023
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Reverse Repurchase Agreements - Non Trading	16. REVERSE REPURCHASE AGREEMENTS – NON-TRADING

		Group
	2023	2022
	£m	£m
Agreements with banks	2,397	885
Agreements with customers	10,071	6,463
	12,468	7,348